Warrants	6 Months Ended
Jun. 30, 2014
Warrants and Rights Note Disclosure [Abstract]
Warrants Disclosure [Text Block]
4.	Warrants

Warrants consist of the following:

	Shares	Weighted average exercise price	Weighted average remaining contract term (years)
Warrants outstanding at December 31, 2013	416,529	$15.50	4.3
Granted	16,851	15.10	5.0
Exercised	-	-	-
Forfeited or lapsed	-	-	-
Warrants outstanding at June 30, 2014	433,380	$15.50	4.9

As of June 30, 2014, there are 345,623 warrants classified as derivative liabilities relating to senior convertible notes of the Company issued on May 8, 2013. Of the 433,380 warrants outstanding, 913 are exercisable. For each reporting period, the warrants classified as derivatives are revalued and the change in value reported as a change in value senior convertible note and a change in value conversion feature senior convertible note on the statements of income and comprehensive income.